UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-2410
DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
September 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--12.4%	Principal Amount ($)	Value ($)

American Express Company
5.69%, 12/7/07 - 12/10/07	180,000,000	180,000,000
Harris N.A.
5.34% - 5.44%, 11/13/07 - 12/3/07	150,000,000	150,000,000
Union Bank of California, N.A.
5.43%, 11/9/07	30,000,000	30,000,000
Wachovia Bank, N.A.
5.50%, 11/26/07	180,000,000	180,000,000
Wilmington Trust Co., DE
5.31% - 5.33%, 10/18/07 - 11/8/07	150,000,000	150,000,000
Total Negotiable Bank Certificates of Deposit
(cost $690,000,000)		690,000,000
Commercial Paper--68.4%

Abbey National North America LLC
5.30%, 11/1/07	75,000,000	74,666,750
ABN-AMRO North America Finance Inc.
5.33%, 12/4/07	200,000,000	198,154,667
Alpine Securitization Corp.
6.15%, 10/11/07	100,000,000 a	99,830,000
Atlantis One Funding Corp.
5.31% - 5.32%, 10/18/07 - 10/19/07	196,000,000 a	195,511,206
Barclays U.S. Funding Corp.
5.32%, 10/11/07	175,000,000	174,744,792
BNP Paribas Finance Inc.
5.31%, 10/15/07 - 11/19/07	250,000,000	248,741,624
Citigroup Funding Inc.
5.35% - 5.51%, 12/4/07 - 1/11/08	200,000,000	197,559,389
Commerzbank U.S. Finance Inc.
5.32%, 11/19/07	130,000,000	129,084,313
CRC Funding LLC
5.31%, 10/4/07	75,000,000 a	74,967,187
Crown Point Capital Co. LLC
5.32%, 10/22/07	100,000,000 a	99,693,633
Daimler Chrysler Revolving Auto Conduit LLC
5.32%, 10/18/07	144,406,000	144,047,993
Danske Corp., Delaware
5.30%, 10/12/07	200,000,000	199,684,667
FCAR Owner Trust, Ser. I
5.32%, 11/16/07	18,637,000	18,513,644
FCAR Owner Trust, Ser. II
5.33% - 5.34%, 10/23/07	200,000,000	199,356,500
General Electric Capital Corp.
5.33%, 12/3/07	150,000,000	148,637,625
Gotham Funding Corp.
5.30%, 3/25/08	14,012,000 a	13,658,524
Harrier Finance Funding Ltd.

5.31% - 5.33%, 10/5/07 - 11/7/07	125,000,000 a	124,808,715
HSBC Bank USA N.A.
5.31%, 11/5/07	50,000,000	49,748,681
HVB U.S. Finance Inc.
5.31% - 5.32%, 10/17/07 - 11/9/07	200,000,000 a	199,206,450
ING America Insurance Holdings Inc.
5.45%, 11/7/07	70,000,000	69,612,939
Liquid Funding Ltd.
5.33%, 11/26/07	55,000,000 a	54,556,822
Natexis Banques Populaires US Finance Co. LLC
5.30%, 11/9/07	100,000,000	99,441,000
Santander Central Hispano Finance (Delaware) Inc.
5.70%, 12/13/07	150,000,000	148,292,104
Scaldis Capital Ltd.
5.30% - 6.12%, 10/4/07 - 10/15/07	146,136,000 a	145,864,178
Sigma Finance Inc.
5.30% - 5.33%, 11/1/07 - 12/3/07	175,000,000 a	173,757,854
Societe Generale N.A. Inc.
5.31% - 5.32%, 11/5/07 - 11/13/07	225,000,000	223,718,472
Solitaire Funding Ltd.
5.63% - 5.70%, 12/17/07 - 12/18/07	200,000,000 a	197,595,444
UBS Finance Delaware LLC
5.06%, 3/19/08	100,000,000	97,669,583
Total Commercial Paper
(cost $3,801,124,756)		3,801,124,756
Corporate Notes--9.4%

Cullinan Finance Ltd.
4.82%, 3/27/08	200,000,000 a,b	199,990,193
Lehman Brothers Holdings Inc.
5.36%, 12/27/07	100,000,000 b	100,000,000
Links Finance LLC
4.83%, 10/25/07	75,000,000 a,b	74,999,507
Morgan Stanley
5.85%, 10/3/07	150,000,000 b	150,000,000
Total Corporate Notes
(cost $524,989,700)		524,989,700
Promissory Note--3.7%

Goldman Sachs Group Inc.
5.07% - 5.39%, 10/2/07 - 6/17/08
(cost $205,000,000)	205,000,000	205,000,000
Short-Term Bank Notes--3.6%

Bank of America N.A.
5.30%, 10/12/07	100,000,000	100,000,000
Harris N.A.
5.31%, 11/15/07	100,000,000	100,000,000
Total Short-Term Bank Notes
(cost $200,000,000)		200,000,000
Time Deposits--1.4%

Key Bank U.S.A., N.A. (Grand Cayman)
4.75%, 10/1/07
(cost $79,000,000)	79,000,000	79,000,000

Repurchase Agreements--1.3%

Barclays Financial LLC
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$20,008,917 (fully collateralized by $2,818,000
Federal Farm Credit Bank, Notes, 4.875%, due
12/16/15, value $2,841,087 and $17,649,000 Federal
Home Loan Bank, Notes, 0%, due 11/8/07, value
$17,558,990)	20,000,000	20,000,000
Greenwich Capital Markets
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$50,022,292 (fully collateralized by $45,916,667
Federal National Mortgage Association,
0%-8.933%, due 7/25/37, value $51,000,230)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $70,000,000)		70,000,000
Total Investments (cost $5,570,114,456)	100.2%	5,570,114,456
Liabilities, Less Cash and Receivables	(.2%)	(12,477,276)
Net Assets	100.0%	5,557,637,180

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $1,654,439,713 or 29.8% of net assets.

b Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)